Financial Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2025
Financial Income (Expenses), Net [Abstract]
Schedule of Financial Income (Expenses), Net
	Year ended December 31,
	2025	2024	2023
Income:
Exchange differences, net	$-	$-	-
Remeasurement of warrants liabilities	3	91	4,024
Bank deposits	20	100	79
Finance income in respect of loans from others	-	-	3,845
	23	191	7,948
Expenses:
Exchange differences, net	419	84	933
Finance expense, net	359	1,422	3,801
Bank commissions and other financial expenses	10	10	8
	788	1,516	4,742

Total financial (income) expenses, net	$765	$1,325	3,206